Capital Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Total debt-to-total assets ratio	11.20%	14.40%
Deposits Received [member]
Statement [LineItems]
Debts excluded in debt to total assets ratio	¥ 4,098
Lease liabilities [member]
Statement [LineItems]
Debts excluded in debt to total assets ratio	¥ 42,146	¥ 0